TRADE ACCOUNTS RECEIVABLE (Tables)	12 Months Ended
Dec. 31, 2017
Trade and other receivables [abstract]
Trade and other receivables
The following table summarises the trade accounts receivable outstanding in the consolidated statement of financial position as at the dates presented:

	31 December 2017	31 December 2016
	€ million	€ million
Trade accounts receivable, gross	1,746	1,874
Allowance for doubtful accounts	(14)	(14)
Total trade accounts receivable	1,732	1,860

Disclosure of financial assets that are either past due or impaired
The following table summarises the aging of trade accounts receivable, net of allowance for doubtful accounts in the consolidated statement of financial position as at the dates presented:

	31 December 2017	31 December 2016
	€ million	€ million
Not past due	1,561	1,631
Past due 1 - 30 days	93	145
Past due 31 - 60 days	44	16
Past due 61 - 90 days	8	13
Past due 91 - 120 days	10	11
Past due 121+ days	16	44
Total	1,732	1,860

Disclosure of allowance for doubtful accounts
The following table summarises the change in the allowance for doubtful accounts for the periods presented:

Allowance for doubtful accounts
€ million
As at 31 December 2015	(13)
Provision for impairment recognised during the year	(3)
Receivables written off during the year as uncollectible	2
As at 31 December 2016	(14)
Provision for impairment recognised during the year	(4)
Receivables written off during the year as uncollectible	4
As at 31 December 2017	(14)